SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of inventory	The below table presents inventory by category (in thousands):

Inventories by category	June 30, 2019	December 31, 2018
Raw materials and components	$948	$171
Work-in-process	1,554	2,471
Finished goods	3,404	2,063
Total	$5,906	$4,705

Schedule of prepaid expenses and other current assets	Prepaid expenses and other current assets consisted of the following at June 30, 2019 and December 31, 2018 (in thousands):

	June 30, 2019	December 31, 2018
Prepaid insurance	$91	$82
Other prepaid expenses and current assets	612	661
	$703	$743

Schedule of other long-term liabilities	Other long-term liabilities consisted of the following at June 30, 2019 and December 31, 2018 (in thousands):
	June 30, 2019	December 31, 2018
Trade discount	$24,827	$26,222
Unearned revenue	10,500	10,000
Other long-term liabilities	3	—
Total other long-term liabilities	$35,330	$36,222

Schedule of change in fair value of warrant derivative liabilities	The following table presents the change in fair value of warrant derivative liabilities on a recurring basis using Level 3 inputs during the year ended December 31, 2018 (in thousands):
Year Ended
Warrant Derivative Liabilities—Stock Purchase Warrants	December 31, 2018
Balance, beginning of period	$26,377
Repurchased	(6,186)
Change in fair value included in the statement of comprehensive income (loss)	(20,191)
Balance, end of period	$—

Schedule of change in fair value of warrants issued to GPB Debt Holdings II, LLC

The following table presents the change in fair value of warrants issued to GPB Debt Holdings II, LLC as described in Note 8 as of June 30, 2019 and December 31, 2018 (in thousands):

	For the Six Months Ended		Year Ended
	June 30, 2019		December 31, 2018
Warrant Derivative Liabilities—GPB	Warrants	Embedded Conversion Option	Warrants	Embedded Conversion Option
Balance, beginning of period	$1,399	$—	$1,882	$1,289
Change in fair value included in the statement of comprehensive income (loss)	(199)	—	(483)	(466)
Extinguished upon debt repayment	—	—	—	(823)
Balance, end of period	$1,200	$—	$1,399	$—

Schedule of assumptions used in the valuation of warrants

The value as of the dates set forth in the table above, was based on upon following assumptions:

	June 30, 2019	December 31, 2018
Stock price	$10.30	$9.10
Risk‑free interest rate	1.72%	2.48%
Expected volatility (peer group)	65.00%	70.00%
Expected life (in years)	3.50	4.00
Expected dividend yield	—	—
Number outstanding	240,764	240,764
Balance, end of period:
Warrant derivative liabilities (long-term) (in thousands)	$1,200	$1,399

Schedule of notes payable with beneficial conversion feature or warrants	The following table presents the effective interest rates on loans originated and refinanced in the respective periods that either had a beneficial conversion feature or an attached warrant (in thousands except for the number of warrants issued with note):
Type of Loan	Term of Loan	Stated Annual Interest	Original Loan Principal Amount	Conversion Rate	Beneficial Conversion Discount Amount	Warrants Issued with Notes	Exercise Price	Warrant FMV Discount Amount	Effective Interest Rate Including Discounts
2017 convertible notes payable	Due on demand - 2 years	10%	$5,795	$3.50-$10.00	$1,545	$—	N/A	N/A	25% - 110%
2018 convertible notes payable	9 months - 2 years	10%	18,684	$3.60-$10.00	5,394	—	N/A	N/A	10% - 110%
2019 convertible notes payable	Due on demand - 1 year	10%	8,210	$3.50-$7.60	7,430	—	N/A	N/A	45.5% - 110%
2018 notes payable	18 months	10%	12,200	N/A	—	1,220,000	$11.30	9,687	89%
			$44,889		$14,369	1,220,000		$9,687